Investor Class Shares | T. Rowe Price Global Allocation Fund, Inc.
T. Rowe Price Global Allocation Fund SUMMARY
Investment Objective
The fund seeks long-term capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class Shares T. Rowe Price Global Allocation Fund, Inc.
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Shares T. Rowe Price Global Allocation Fund, Inc.
Management fees		0.70%
Distribution and service (12b-1) fees		none
Other expenses		1.15%
Acquired fund fees and expenses		0.18%
Total annual fund operating expenses	[1]	2.03%
Fee waiver/expense reimbursement	[2][3]	(0.87%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1][2]	1.16%
[1]	The figures shown in the fee table do not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses and excludes expenses permanently waived as a result of investments in other T. Rowe Price mutual funds.
[2]	T. Rowe Price Associates, Inc. has agreed (through February 29, 2016) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average daily net assets to exceed 1.05%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 1.05%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.05% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).
[3]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class Shares T. Rowe Price Global Allocation Fund, Inc.	118	463	927	2,214

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22.4% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund seeks to invest in a broadly diversified global portfolio of investments, including U.S. and international stocks, bonds and short-term securities, and alternative investments. The fund uses an active asset allocation strategy in conjunction with fundamental research to select individual investments. T. Rowe Price, the fund’s investment adviser, allocates the fund’s assets among the various asset classes and market sectors based on its assessment of U.S. and global economic and market conditions, interest rate movements, industry and issuer conditions and business cycles, and other relevant factors. Under normal conditions, the fund’s portfolio will consist of approximately 60% stocks; 30% bonds, money market securities, and other debt instruments; and 10% alternative investments.

The portfolio manager is responsible for managing and overseeing the fund’s portfolio and seeks to take advantage of T. Rowe Price’s fundamental research capabilities in analyzing the overall investment opportunities and risks among the various asset classes and sectors in which the fund invests, and generally leveraging T. Rowe Price research analysts and portfolio managers to help select fund holdings within those sectors in which they have focused expertise. The fund may also gain exposure to specific asset classes through the use of certain types of derivatives or by investing in other T. Rowe Price mutual funds that focus their investments in that asset class. In addition, the fund may obtain exposure to alternative investments through unregistered hedge funds or other private or registered investment companies. T. Rowe Price may adjust the fund’s portfolio and overall risk profile by making tactical decisions to overweight or underweight particular asset classes or sectors based on its outlook for the global economy and securities markets, as well as by adjusting the fund’s overall derivatives exposure and allocations to alternative investments through hedge funds.

When deciding upon allocations to U.S. stocks, T. Rowe Price examines relative values and prospects among growth- and value-oriented stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets. A similar security selection process applies to international stocks by evaluating economic conditions affecting developed and emerging markets, as well as identifying opportunities based on market capitalizations and investment style. The fund expects to normally invest approximately half of its equity investments in U.S. stocks and half in international stocks.

The fund’s investments in a diversified portfolio of debt instruments include U.S. dollar-denominated and non-U.S. dollar-denominated obligations of U.S. and international issuers (including issuers in emerging markets). The fund may purchase securities of any maturity and investments are chosen across the entire government, inflation-linked, corporate, and mortgage-backed and asset-backed securities markets, as well as bank loans. When deciding whether to adjust the duration or credit risk exposure of the fund’s debt investments or allocations among the various sectors, the fund weighs such factors as the overall outlook for inflation and the global economy, expected interest rate movements and currency valuations, and the yield advantage that lower-rated instruments may offer over investment-grade bonds. The fund expects to normally invest approximately one-third of its debt investments in international issuers, and the fund may invest up to 25% of its total assets in debt instruments that are rated below investment-grade or deemed to be of comparable quality by T. Rowe Price.

The fund may use options, futures, and forward currency exchange contracts for a variety of purposes, although the fund primarily uses such instruments to efficiently access or adjust exposure to certain market segments, or in an attempt to reduce overall portfolio volatility. The fund’s use of options often involves writing (i.e., selling) index call options on a U.S. large-cap stock index in an effort to enhance risk-adjusted returns, although the fund may buy or sell options for other purposes. This index option overlay strategy is generally designed to provide less overall risk than a pure equity portfolio. The fund’s use of futures typically involves buying equity index futures contracts on a U.S. small-cap stock index as an efficient means of gaining exposure to that segment of the U.S. stock market, as well as using Treasury futures to adjust portfolio duration or as a cash management tool to maintain liquidity while remaining invested in the market. The fund uses forward currency exchange contracts primarily to moderate the currency exposure associated with part of the fund’s international equity holdings.

The fund invests in hedge funds to provide exposure to alternative investments which, in the opinion of T. Rowe Price, have the potential to produce attractive long-term risk-adjusted returns and exhibit a relatively low correlation of returns to more traditional asset classes. The fund’s alternative investments are expected to be less connected to movements in the major equity and bond markets, thereby enhancing the fund’s overall diversification and offering potentially greater downside protection than typical equity investments.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform other funds with similar objectives and investment strategies if the fund’s overall asset allocation or security selection strategies fail to produce the intended results.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries or sectors.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

To the extent the fund invests in small- and mid-capitalization stocks, it is likely to be more volatile than a fund that invests only in larger companies. Small- and medium-sized companies often have less experienced management, more limited financial resources, and less publicly available information than larger companies. Stocks of smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions. To the extent the fund invests in companies that derive their profits from commodities and other real assets, it is subject to the risk that periods of low inflation will lessen relative returns and cause the fund to underperform other comparable stock funds.

Bond investing risk Bonds and other debt securities have three main sources of risk – interest rate risk, credit risk, and liquidity risk. Interest rate risk is the risk that a rise in interest rates will cause the price of a fixed rate debt security fund to fall (bond prices and interest rates usually move in opposite directions). Generally, securities with longer maturities and funds with longer weighted average maturities suffer greater price declines than those with shorter maturities when interest rates rise. Mortgage-backed securities and other asset-backed securities can react somewhat differently to interest rate changes because falling rates can cause losses of principal due to increased mortgage prepayments and rising rates can lead to decreased prepayments and greater volatility. Bank loans and other floating rate investments will typically experience less price volatility than a fixed rate holding in the event of interest rate changes. Credit risk is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments) or inability to meet another financial obligation, potentially reducing the fund’s income level and share price. This risk is increased when a security is downgraded or the perceived creditworthiness of the issuer deteriorates. Liquidity risk is the risk that the fund may not be able to sell a holding in a timely manner at a price that reflects what the fund believes it should be worth.

While the fund’s direct bond investments are expected to primarily be investment-grade, the fund may invest in bonds that are rated below investment-grade, also known as high yield or “junk” bonds, including those with the lowest credit rating. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, the securities they issue carry a higher risk of default and should be considered speculative. The fund’s exposure to credit risk, in particular, is increased to the extent it invests in high yield bonds.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. companies. International securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Derivatives risk To the extent the fund uses options, futures, and forward currency exchange contracts, it is potentially exposed to additional losses not typically associated with direct investments in traditional securities. In addition, for instruments not traded on an exchange, there is a risk that a counterparty to the transaction could default and fail to meet its obligations under the derivatives contract. The values of the fund’s positions in index options and futures will fluctuate in response to changes in the value of the underlying index or security and exposes the fund to the risk that the underlying index or security will not move in a direction that is favorable to the fund. The fund’s index option overlay strategy could limit the opportunity to profit from a greater increase in the market value of specific holdings within the index and the fund’s attempts to hedge currency exposure through forward currency exchange contracts could cause the fund to fail to obtain the benefit of an increase in an international holding’s local currency relative to the U.S. dollar. As a result, the fund’s use of options or forward currency exchange contracts could dampen the fund’s returns during periods of strong equity market performance or periods of a weakening U.S. dollar relative to other currencies. Unusual market conditions or the lack of a liquid market for particular options or futures may reduce the fund’s returns, and investment in a futures contract could lead to losses in excess of the fund’s initial investment.

Alternative investments/Hedge fund risk The fund’s exposure to alternative investments may prove to be more correlated to the broad markets or the remainder of the fund’s portfolio than anticipated and thus reduce the value of such investments. A hedge fund is considered an illiquid asset by the fund, is not subject to the same regulatory requirements as mutual funds and other investment companies, and could underperform comparable hedge funds with alternative strategies. Hedge funds are not required to provide periodic pricing or valuation information to investors, and often engage in leveraging, short-selling, commodities investing and other speculative investment practices that are not fully disclosed and may increase the risk of investment loss. Their underlying holdings are not as transparent to investors or typically as diversified as those of traditional mutual funds, and an investor’s redemption rights are typically limited. All of these factors make the fund’s investments in alternative investments and hedge funds more difficult to value and monitor when compared to more traditional investments, and may increase the fund’s liquidity risks.
Performance
Because the fund commenced operations in 2013, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.
Current performance information may be obtained through troweprice.com or by calling 1-800-225-5132.